Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of cash and cash equivalents [Abstract]
Cash in banks	$ 22,363	$ 3,836
Short-term bank deposits		3,200
Total	$ 22,363	$ 7,036	$ 10,625	$ 2,828